Related Party Transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related party transactions
Amounts due to related parties	¥ 22,786	$ 3,576	¥ 16,655
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties	3,049		16,652
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties	9,983
Other Related Parties [Member]
Related party transactions
Amounts due to related parties	¥ 9,754		¥ 3